Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property and equipment	$ 2,075	$ 2,216
Right-of-use assets	3,551	4,207
Intangible assets	239,257	245,681
Derivative financial instrument	333	0
Other non-current assets	510	360
Deferred tax asset	4,877	4,906
Total non-current assets	250,603	257,370
Current assets
Current tax asset	1,987	0
Trade and other receivables	23,024	26,487
Cash and cash equivalents	8,809	15,814
Total current assets	33,820	42,301
Total assets	284,423	299,671
Equity
Share capital	0	0
Capital reserve	94,536	90,763
Treasury shares	(35,576)	(35,576)
Share-based compensation reserve	15,351	15,450
Foreign exchange translation deficit	(6,793)	(5,225)
Hedging reserve	519	136
Retained earnings	36,606	42,407
Total equity	104,643	107,955
Non-current liabilities
Lease liability	2,962	3,582
Deferred consideration	0	34,929
Deferred tax liability	7,547	6,222
Contingent consideration	126	126
Borrowings	112,213	108,623
Derivative financial instrument	0	2,075
Other payables	0	1,120
Total non-current liabilities	122,848	156,677
Current liabilities
Trade and other payables	14,641	13,477
Deferred income	4,279	5,100
Deferred consideration	26,479	4,924
Borrowings and accrued interest	10,112	10,013
Lease liability	1,164	1,205
Income tax payable	257	320
Total current liabilities	56,932	35,039
Total liabilities	179,780	191,716
Total equity and liabilities	$ 284,423	$ 299,671